Subordinated liabilities - Accounting for subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 32,005		£ 33,425
Issuance of subordinated liabilities	9,099	[1]	3,856	£ 6,785
Redemptions	(7,241)		(5,954)
Other	(1,678)		678
Closing balance as at 31 December	32,185	[2]	32,005	£ 33,425
Subordinated Liabilities, Including Those Designated At Fair Value	£ 32,668		£ 32,005

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.